    As filed with the Securities and Exchange Commission on February 26, 2003
                                                      1933 Act File No. 02-90946
                                                      1940 Act File No. 811-4015
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933       [ ]
                        POST-EFFECTIVE AMENDMENT NO. 85    [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                 AMENDMENT NO. 88          [x]


                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)


     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
                                 --------------
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[x] on May 12, 2003 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

  LOGO





                             EATON VANCE TAX-MANAGED
                              DIVIDEND INCOME FUND

             A diversified fund seeking after-tax total return


                                Prospectus Dated
                                  May 12, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                      Page                                 Page
-------------------------------------------------------------------------------
Fund Summary                            2     Sales Charges                  7
Investment Objective & Principal              Redeeming Shares               8
 Policies and Risks                     4     Shareholder Account Features   9
Management and Organization             5     Tax Information               10
Valuing Shares                          6
Purchasing Shares                       6
-------------------------------------------------------------------------------

 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. Eaton Vance Tax-Managed Dividend Income Fund's investment objective is to achieve after-tax total return for its shareholders. The Fund invests primarily in a diversified portfolio of dividend-paying common and preferred stocks of U.S. companies. The Fund's return is expected to consist primarily of dividend income, although it will also seek capital appreciation. The Fund seeks dividend income that is exempt from U.S. federal income tax. In selecting investments, the Fund primarily seeks stocks that produce attractive levels of tax-advantaged income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to the overall stock market.

The Fund expects to invest 25% or more of its assets in each of the utilities and financial services sectors of the market. The Fund may engage in derivative transactions (such as purchased puts, equity collars, equity swaps, covered short sales and stock index futures) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

TAX-MANAGED INVESTING. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund approaches its investments from the perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of taxable investment income and net realized capital gains. Among the techniques and strategies used in the tax-efficient management of the Portfolio are the following:

     * investing primarily in common and preferred stocks the dividends on which are not subject to U.S. federal income tax;
     *    when appropriate, selling stocks trading below cost to realize losses;
     *    attempting to avoid net realized short-term gains;
     * generally maintaining low portfolio turnover of stocks with substantial gains;
     * in selling appreciated stocks, selecting the most tax-favored share lots; and
     * selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

The Fund seeks to achieve returns primarily in the form of dividend income that is exempt from U.S. federal income tax and price appreciation (which is not subject to current tax). The Fund seeks to minimize taxable income distributions and distributions of realized short-term gains (taxed as ordinary income), as well as distributions of realized long-term gains (taxed as long-term capital gains). There can be no assurance, however, that taxable distributions can be avoided.

PRINCIPAL RISK FACTORS. The Fund's shares are sensitive to stock market volatility. If there is a general decline in the value of publicly-traded U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

The Fund's ability to distribute income to shareholders will depend on the yields available on common and preferred stocks. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income. While the Fund seeks nontaxable dividend income, a portion of the Fund's income distributions to shareholders may be taxable. In order for dividends eligible for exclusion from U.S. federal income tax to be nontaxable to the Fund, the Fund must hold the related stock for a required period of time. Satisfying this holding period requirement may not always be advisable, potentially exposing a portion of the Fund's dividend income to taxation.

The value of Fund shares will be affected by events that adversely affect the utilities and financial services sectors. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments.

Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Because the Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of sectors.

The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements.

The Fund is not a complete investment program and you may lose money by investing. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. As of the date of this prospectus, the Fund had not begun operations so there is no performance history.

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees (fees paid directly from
your investment)                               Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage
 of offering price)                             None        None        None
Maximum Deferred Sales Charge (Load) (as a
 percentage of the lower of net asset value
 at time of purchase or redemption)             None        5.00%       1.00%
Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                       None        None        None
Exchange Fee                                    None        None        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)     Class A    Class B    Class C
--------------------------------------------------------------------------------
 Management Fees                                   0.80%      0.80%      0.80%

 Distribution and Service (12b-1) Fees*            0.25%      1.00%      1.00%
 Other Expenses**                                  0.35%      0.35%      0.35%
                                                   -----      -----      -----
 Total Annual Fund Operating Expenses              1.40%      2.15%      2.15%

*    Class A Service Fees are paid pursuant to a Service Plan.
**   Other Expenses is estimated.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           1 Year     3 Years
--------------------------------------------------------------------------------
  Class A shares                                           $  709     $   993
  Class B shares                                           $  718     $ 1,073
  Class C shares                                           $  318     $   673

You would pay the following expenses if you did not redeem your shares:

                                                           1 Year     3 Years
--------------------------------------------------------------------------------
  Class A shares                                           $  709     $   993
  Class B shares                                           $  218     $   673
  Class C shares                                           $  218     $   673

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

Eaton Vance Tax-Managed Dividend Income Fund's investment objective is to achieve after-tax total return for its shareholders. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund's return is expected to consist primarily of dividend income, although it will also seek capital appreciation. The Fund's objective may not be changed without shareholder approval. Certain of the Fund's policies may be changed by the Trustees without shareholder approval.

The Fund may invest 25% or more of its assets in each of the utilities and financial services sectors. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies and consumer and industrial finance companies. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund seeks dividend income that is exempt from U.S. federal income tax. Under federal tax law enacted on , 2003, stock dividends paid out of corporate income that has been taxed at the corporate level generally are not subject to a second tax at the stockholder level. As a result, the Fund generally is not subject to paying tax on income from dividends that are characterized as excludable dividends, and can generally pass through to Fund shareholders the tax-free treatment of excludable dividend income.

If a corporation retains, rather than distributes, all or a portion of its after-tax earnings, the corporation generally may allocate to common stock holders (but not holders of preferred stock) all or a portion of the retained earnings to increase the stockholders' tax cost basis in their stock. The Fund is permitted to pass through to Fund shareholders the basis increases it receives, reducing the capital gains and increasing the capital losses realized by Fund shareholders on sales of Fund shares.

If a corporation pays dividends in excess of its excludable dividend amount for a particular year, the excess distribution is first applied to reverse any basis adjustments on the stock allocated in previous years, and would generally be taxable to stockholders to the extent that the excess distribution amount exceeds the cumulative prior basis adjustments on the stock. For the Fund to be eligible to receive tax-free treatment of excludable dividend income from a common stock, the Fund must hold the stock for more than 45 days during the 90-day period beginning 45 days before the ex-dividend date (and more than 90 days during the 180-day period beginning 90 days before the ex-dividend date for preferred stocks).

In selecting securities, the Fund invests primarily in dividend-paying common and preferred stocks of U.S. companies that produce attractive levels of tax-advantaged income and are, in the opinion of the investment adviser, undervalued or inexpensive relative to the overall stock market. Value stocks may be undervalued in relation to the overall stock market due to adverse economic or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company's earnings or cash flow capabilities, dividend prospects and anticipated tax treatment of a company's dividends, the strength of the company's business franchises and estimates of the company's net value. Many of these considerations are subjective.

The Fund seeks to achieve after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Fund's investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized by investing principally in common and preferred stocks that are not subject to U.S. federal income tax and by generally avoiding net realized short-term capital gains. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio managers will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio managers may sell securities to realize capital losses that can be used to offset realized gains.

To protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as purchased exchange-traded and over-the-counter put options, equity collars (combining the purchase of a put option and the sale of a call option), the purchase of call options on securities, equity swaps, covered short sales, and the purchase or sale of stock index futures contracts. By using these techniques rather than selling appreciated securities, the Fund can, with certain limitations, reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Fund to enhance returns or as a substitute for the purchase or sale of securities.

The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty's default. In a covered short sale, the Fund may be forced to deliver appreciated stock to close the short position, causing a recognition of gain. The Fund normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.

The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times the Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

As noted above the portfolio managers may sell securities to realize capital losses that can be used to offset capital gains. Use of this tax management strategy will increase portfolio turnover rate and the trading costs it incurs. Higher trading costs may reduce return.

The Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund's investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in one or more investment companies at any time without shareholder approval.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Fund's investment adviser is Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over the annual fee is reduced.

Judith A. Saryan and Michael R. Mach have served as portfolio managers of the Fund since it commenced operations. Ms. Saryan has been an Eaton Vance portfolio manager since March 1999 and is a Vice President of Eaton Vance and BMR. She also manages another Eaton Vance portfolio. Prior to joining Eaton Vance, Ms.
Saryan was a portfolio manager and equity analyst for State Street Global Advisors. Mr. Mach has been an Eaton Vance portfolio manager since January 2000 and is a Vice President of Eaton Vance and BMR. He also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Under its administrative agreement with the Fund, Eaton Vance receives a monthly administrative fee equal to 0.15% annually of the average daily net assets of the Fund.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from portfolio holdings. Exchange-listed securities are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                   Sales Charge    Sales Charge       Dealer
                                   as Percentage   as Percentage    Commission
                                    of Offering    of Net Amount       as a
Amount of Purchase                     Price         Invested     Offering Price
--------------------------------------------------------------------------------
Less than $50,000                      5.75%           6.10%          5.00%
$50,000 but less than $100,000         4.75%           4.99%          4.00%
$100,000 but less than $250,000        3.75%           3.90%          3.00%
$250,000 but less than $500,000        3.00%           3.09%          2.50%
$500,000 but less than $1,000,000      2.00%           2.04%          1.75%
$1,000,000 or more                     0.00*           0.00*        See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


Class B Conversion Feature. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

REDUCING OR ELIMINATING  SALES CHARGES.  Front-end sales charges on purchases of
Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in the amount of 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone            You can redeem  up to $100,000 by calling the transfer
                          agent at 1-800-262-1122 on Monday through Friday, 9:00
                          a.m.  to 4:00  p.m.  (eastern time).   Proceeds  of  a
                          telephone redemption can be mailed only to the account
                          address.  Shares  held  by  corporations,  trusts   or
                          certain other  entities and shares that are subject to
                          fiduciary   arrangements   cannot   be  redeemed    by
                          telephone.

  Through an Investment   Your investment dealer is responsible for transmitting
  Dealer                  the order promptly.  An investment dealer may charge a
                          fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. The Fund currently meets shareholder redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing portfolio securities chosen by the investment adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Fund's valuation procedures. Redeeming shareholders who receive securities could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities. If the Fund adopts a policy of distributing securities to meet redemptions, it may continue to meet redemptions in whole or in part with cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     *Full Reinvest Option      Dividends and capital gains  are  reinvested  in
                                additional shares. This option will be assigned if you do not specify an option.

     *Partial Reinvest Option   Dividends are paid in cash and capital gains are
                                reinvested in additional shares.

     *Cash Option               Dividends and capital gains are paid in cash.

     *Exchange Option           Dividends and/or capital gains are reinvested in
                                additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semi-Annual Reports, containing performance information and financial statements.

     *Periodic account statements, showing recent activity and total share balance.

     *Form 1099 and tax information needed to prepare your income tax returns.

     *Proxy materials, in the event a shareholder vote is required.

     *Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Fund shares are generally subject to an initial sales charge, Fund shareholders should not make withdrawals from their accounts while also making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund intends to pay dividends quarterly and to distribute any net realized capital gains at least annually. A significant portion of the Fund's investment income is expected to consist of excludable dividend income that is exempt from U.S. federal income tax. Dividends paid by the Fund to shareholders from the excludable dividend income of the Fund generally will not be subject to U.S. federal income tax. A portion of the Fund's income may be taxable. Any taxable income distributions and distributions of net short-term capital gains will be taxable as ordinary income. Distributions of net realized long-term capital gains will be taxable as long-term capital gains. Different classes of Fund shares generally will distribute different distribution amounts. Distributions are taxable whether paid in cash or reinvested in additional shares.

Shareholders will recognize taxable gain or loss upon sales of Fund shares based on the difference between the realized proceeds of the sale and the tax cost basis of the Fund shares sold. The Fund passes through to shareholder the basis increases it receives with respect to the retained earnings of corporations in which the Fund holds common stock investments. The basis adjustment reduces the capital gains and increases the capital losses realized by Fund shareholders on sales of Fund shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

  LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments will be available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-4015.                                       TMDIP


                                           (C) 2003 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          May 12, 2003







                             EATON VANCE TAX-MANAGED
                              DIVIDEND INCOME FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund. The Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                      Page                                  Page
Strategies and Risks                    2   Purchasing and Redeeming Shares  13
Investment Restrictions                 5   Sales Charges                    14
Management and Organization             6   Performance                      17
Investment Advisory and Administrative      Taxes                            18
  Services                             10   Portfolio Securities
Other Service Providers                12     Transactions                   19
Calculation of Net Asset Value         12   Financial Statements             21


           Appendix A: Class A Fees, Performance and Ownership      22
           Appendix B: Class B Fees, Performance and Ownership      23
           Appendix C: Class C Fees, Performance and Ownership      24


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's prospectus dated May 12, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1- 800-225-6265.





(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Fund's policy of investing at least 80% of net assets in dividend-paying securities, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

TAX-MANAGED INVESTING. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of an equity mutual fund - price appreciation, distributions of income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of net taxable investment income and net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates as high as 38.6%. Distributions of realized long-term gains (on stocks held for more than one year) are taxed at rates up to 20%. Returns derived from price appreciation are untaxed until the shareholder redeems his or her shares. Upon redemption, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the redemption and the shareholder's adjusted tax basis is realized.

The Fund is similar to retirement planning products such as variable annuities and IRAs. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a variable annuity - including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. As described more fully in the prospectus, the Fund expects a significant portion of its dividend income to be exempt from U.S. federal income tax. Variable annuities offer tax-free exchanges and a death benefit, which are not offered by the Fund. Eligibility to invest in IRAs and annual contributions to IRAs are limited. Contributions to deductible IRAs can be made from pre-tax dollars and distributions from Roth IRAs are not taxed if certain requirements are met.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund that achieves returns predominantly from unrealized gains compared to a conventional equity mutual fund and a variable annuity can illustrate the fundamental soundness of a tax-managed equity fund investment. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and a variable annuity. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund or to a variable annuity can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.

EQUITY INVESTMENTS. The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other securities and instruments.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position;

default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

ASSET COVERAGE. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

LENDING PORTFOLIO SECURITIES. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

SHORT SALES. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

The ability to use short sales against-the-box, certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within thirty days of the end of the Fund's taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

TEMPORARY INVESTMENTS. The Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other equity mutual funds, except to the extent the Fund sells securities in order to generate capital losses. Selling securities to generate capital losses will increase the Fund's turnover rate and the trading costs it incurs.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;

(2) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)  Engage in the underwriting of securities;

(4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in anyone industry. For purposes of this restriction, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders. The Fund will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           the Trust      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee         Since 1998          President and Chief Executive           186           None
11/28/59                                                   Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee         Since 1991          Chairman, President and Chief           191           Director of EVC
11/9/41                                                    Executive Officer of BMR, Eaton
                                                           Vance, EVC and EV; Director of EV;
                                                           Vice President and Director of EVD.
                                                           Trustee and/or officer of 191
                                                           registered investment companies in
                                                           the Eaton Vance Fund Complex.  Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust.

NONINTERESTED TRUSTEES

DONALD R. DWIGHT       Trustee         Since 1986          President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                                    (corporate relations and                              the Royce Funds
                                                           communications company).                              (mutual funds)
                                                                                                                 consisting of 17
                                                                                                                 portfolios

SAMUEL L. HAYES, III   Trustee         Since 1986          Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                                    Investment Banking Emeritus,                          & Co. (specialty
                                                           Harvard University Graduate                           retailer) and
                                                           School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunication
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Since 1986          President, Unicorn Corporation           191           None
9/21/35                                                    (an investment and financial
                                                           advisory services company) (since
                                                           September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            186           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Since 1984          Investment Adviser and Consultant.      171           None
2/21/30

(1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

  Name and Date          Position(s) with the           Term of Office
    of Birth                    Trust               and Length of Service       Principal Occupation(s) During Past Five Years
    --------             --------------------       ---------------------       ----------------------------------------------
THOMAS E. FAUST, JR.    President                   Since 2002                  Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC.  Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC and Belport Capital Fund LLC
                                                                                (private investment companies sponsored by Eaton
                                                                                Vance).  Officer of 51 registered investment
                                                                                companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.   Vice President              Since 1995                  Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                                                                         registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS J. FETTER        Vice President              Since 1997                  Vice  President of Eaton Vance and BMR.  Officer  of
8/20/43                                                                         127 registered investment companies managed by Eaton
                                                                                Vance or BMR.

MICHAEL R. MACH         Vice President              Since 1999                  Vice President of Eaton Vance and BMR.  Previously,
7/15/47                                                                         Managing Director and Senior Analyst for Robertson
                                                                                Stephens (1998-1999).  Officer of 24 registered
                                                                                investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH     Vice President              Since 1998                  Vice President of  Eaton Vance and  BMR.  Officer of
1/22/57                                                                         126 registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUNCAN W. RICHARDSON    Vice President              Since 2001                  Senior Vice President and Chief Equity Investment
10/26/57                                                                        Officer of Eaton Vance and BMR.  Officer of 41
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

WALTER A. ROW, III      Vice President              Since 2001                  Director of Equity Research and a Vice President of
7/20/57                                                                         Eaton Vance and BMR.  Officer of 22 registered
                                                                                investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN        Vice President              Since 2003                  Vice President of Eaton Vance and BMR.  Previously,
8/21/54                                                                         Portfolio Manager and Equity Analyst for State
                                                                                Street Global Advisors (1980-1999).  Officer of 23
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

SUSAN SCHIFF            Vice President              Since 2002                  Vice President of Eaton Vance and BMR.  Officer of
3/13/61                                                                         25 registered investment companies managed by Eaton
                                                                                Vance or BMR.

EDWARD E. SMILEY, JR.   Vice President              Since 1999                  Vice President of Eaton Vance and BMR.  Officer of
10/5/44                                                                         37 registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR       Treasurer                   Since 1989                  Vice President of BMR, Eaton Vance and EVD.  Officer
4/1/45                                                                          of 113 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                   Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC.  Officer of 191
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust is comprised of the Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust. In the fiscal year ended October 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust, and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund. In the fiscal year ended October 31, 2002, the Special Committee convened four times.

In considering the approval of the investment advisory agreement between the Fund and the investment adviser, the Board of Trustees, including the noninterested Trustees, considered information presented by the investment adviser relating to the Fund. The Board of Trustees also took into consideration information relating to the Eaton Vance Group of Funds, which was previously presented to the Special Committee in connection with the renewal of certain advisory agreements for other Eaton Vance funds. The information considered included, among other things, the following:

  . An independent report comparing the fees and expenses of the Fund's peer group;

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of the Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . The profitability of Eaton Vance in respect of the management of the Eaton Vance funds;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

The Board of Trustees did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement. Nor are the items described herein all encompassing of the matters considered by the Board. In assessing the information provided by Eaton Vance and its affiliates, the Board also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Trustee, including the noninterested Trustees, concluded that the approval of the investment advisory agreement, including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                                Aggregate Dollar Range of Equity
                                                               Securities Owned in All Registered
                          Dollar Range of Equity Securities     Funds Overseen by Trustee in the
    Name of Trustee              Owned in the Fund                  Eaton Vance Fund Complex
    ---------------              -----------------                  ------------------------
Interested Trustees
  Jessica M. Bibliowicz                 N/A                              $10,001 - $50,000
  James B. Hawkes                       N/A                                over $100,000

Noninterested Trustees
  Donald R. Dwight                      N/A                                over $100,000
  Samuel L. Hayes, III                  N/A                                over $100,000
  Norton H. Reamer                      N/A                                over $100,000
  Lynn A. Stout                         N/A                              $10,001 - $50,000
  Jack L. Treynor                       N/A                                 $1 - $10,000

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Fund or any of their immediate family members served as an officer.


Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan").
 Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.


The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended October 31, 2002, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex/(1)/:

Source of Compensation  Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes  Norton H. Reamer  Lynn A. Stout   Jack L. Treynor
----------------------  ---------------------  ----------------  ---------------  ----------------  -------------   ---------------
      Trust(2)              $ 11,366             $  9,973           $ 11,254         $  9,882       $ 10,780           $ 11,305
Trust and Fund Complex       160,000              162,500(3)         180,000          160,000        160,000(4)         170,000

(1) As of March 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 21 Funds as of October 31, 2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

ORGANIZATION

The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ---------------
$500 million but less than $1 billion                               0.625%
$1 billion but less than $2.5 billion                               0.600%
$2.5 billion and over                                               0.575%

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is an indirect, wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Fund have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance Funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 6.25% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made.

The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on February 10, 2003. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Present and prospective investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;

  .  funding a college education (including its actual and estimated cost);

  .  health care expenses (including actual and projected expenses);

  .  long-term  disabilities   (including  the  availability  of,  and  coverage
     provided by, disability insurance); and

  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund intends to qualify as a RIC for its fiscal year ending October 31, 2003.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Fund will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance, the Fund's investment adviser. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              FINANCIAL STATEMENTS

There are no financial statements of the Fund because as of the date of this SAI, the Fund has not commenced operations.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

                                                                      APPENDIX A

                     CLASS A FEES, PERFORMANCE & OWNERSHIP

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee or performance information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At May 12, 2003, Eaton Vance owned one share of this Class of the Fund, being the only shares of this Class of the Fund outstanding as of such date.

                                                                      APPENDIX B

                     CLASS B FEES, PERFORMANCE & OWNERSHIP

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee or performance information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At May 12, 2003, Eaton Vance owned one share of this Class of the Fund, being the only shares of this Class of the Fund outstanding as of such date.

                                                                      APPENDIX C

                     CLASS C FEES, PERFORMANCE & OWNERSHIP

As of the date of this SAI, this Class of the Fund had not yet commenced operations so there is no fee or performance information.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At May 12, 2003, Eaton Vance owned one share of this Class of the Fund, being the only shares of this Class of the Fund outstanding as of such date.

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to
               Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (3) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares dated September 30, 2002 filed herewith.

     (5) Amendment and Restatement of Establishment and Designation of Series of Shares dated November 4, 2002 filed herewith.

     (6) Amendment and Restatement of Establishment and Designation of Series of Shares dated February 10, 2003 filed herewith.

  (b)(1)       By-Laws as amended  November 3, 1986  filed as  Exhibit (2)(a) to
               Post-Effective   Amendment   No.  23  filed  July  14,  1995  and
               incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (3) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

     (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (3) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (4) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

     (5) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 filed August 17, 2001 and incorporated herein by reference.

     (6) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (7) Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

     (8) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Dividend Income Fund dated February 10, 2003 filed herewith.

  (e)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (3) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (4)(a) Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(5) to Post-Effective Amendment No.73 filed February 26, 2001 and incorporated herein by reference.

        (b)    Schedule A to Distribution Agreement filed herewith.

     (5) Amendment dated June 18, 2002 to Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(5) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

     (6) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit
               (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (2)(a) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (b)    Schedule  A  to  the  Administrative   Services  Agreement  filed
               herewith.

     (3)(a)    Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

        (b)(i) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-0004620) and incorporated herein by reference.

          (ii) Amended Schedule A dated August 31, 2002 to Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(3)(b)(ii) to Post-Effective Amendment No. 84 filed September 13, 2002 (Accession No. 0000940394-02-000563) and
               incorporated herein by reference.

     (4) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) ) filed July 24, 2002 (Accession No. 0000940394-02-0004620) and incorporated herein by reference.

  (i) Opinion of Internal Counsel dated February 26, 2003 filed herewith.

  (m)(1)(a) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

        (b) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2)(a) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b)    Schedule A to Class A Service Plan filed herewith.

     (3)(a) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b)    Schedule A to Class B Distribution Plan filed herewith.

     (4)(a) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b)    Schedule A to Class C Distribution Plan filed herewith.

     (5)(a)    Eaton  Vance Mutual  Funds Trust  Class C  Distribution  Plan for
               Eaton Vance Low Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

     (6)(a) Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit
               (6)(a) to Post-Effective Amendment No. 71 filed January 12, 2001 and incorporated herein by reference.

  (o)(1) Amended and Restated Multiple Class Plan dated December 10, 2001 filed as Exhibit (o) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (2) Schedule A to Amended and Restated Multiple Class Plan filed herewith.

  (p)(1)       Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

     (2) Code of Ethics adopted by Atlanta Capital Management Company L.L.C. effective December 26, 2000 filed as Exhibit (p)(2) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (3) Code of Ethics adopted by Fox Asset Management, LLC effective July 15, 2000 filed as Exhibit (p)(3) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

  (q)(1) Power of Attorney for Eaton Vance Mutual Funds Trust dated November 20, 2001 filed as Exhibit (q)(1) to Post-Effective Amendment No. 84 filed September 13, 2002 and incorporated herein by reference.

     (2) Power of Attorney for Capital Appreciation Portfolio, Cash Management Portfolio, Floating Rate Portfolio, Government Obligations Portfolio, High Income Portfolio, Strategic Income Portfolio, Tax-Managed Emerging Growth Portfolio, Tax-Managed International Growth Portfolio and Tax-Managed Value Portfolio dated November 20, 2001 filed as Exhibit (q)(2) to Post-Effective Amendment No. 84 filed September 13, 2002 and incorporated herein by reference.

     (3) Power of Attorney for Tax-Managed Growth Portfolio dated November 20, 2002 filed as Exhibit (q)(3) to Post-Effective Amendment No. 84 filed September 13, 2002 and incorporated herein by reference.

     (4) Power of Attorney for Tax-Managed Mid-Cap Stock Portfolio dated December 10, 2001 filed as Exhibit (q)(12) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (5) Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated December 10, 2001 filed as Exhibit (q)(13) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (6) Power of Attorney for Investment Portfolio dated June 18, 2002 filed as Exhibit (q) (14) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable.

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801- 52179) and Fox Asset Management, LLC (File No. 801-26379) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior             Eaton Vance Municipals Trust II
 Floating-Rate Fund                     Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust                Eaton Vance Prime Rate Reserves
Eaton Vance Income Fund of Boston       Eaton Vance Special Investment Trust
Eaton Vance Institutional Senior        EV Classic Senior Floating-Rate Fund
 Floating-Rate Fund                     Eaton Vance Variable Trust
Eaton Vance Investment Trust
Eaton Vance Municipals Trust

     (b)

         (1)                           (2)                          (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner      Vice President, Secretary and Clerk        Secretary
  Robert Ellerbeck               Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None

  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
     Tim McEwen                  Vice President                     None
   Shannon McHugh                Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None

-----------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400

Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 26, 2003.


                               EATON VANCE MUTUAL FUNDS TRUST

                               By: /s/ THOMAS E. FAUST JR.
                                   ----------------------------
                                   Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on February 26, 2003.


      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas E. Faust Jr.
------------------------            President (Chief Executive Officer)
Thomas E. Faust Jr.


/s/ James L. O'Connor
---------------------     Treasurer (Principal Financial and Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                         Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


James B. Hawkes
---------------                                Trustee
James B. Hawkes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout


 Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

 (a)(4) Amendment and Restatement of Establishment and Designation of Series of Shares dated September 30, 2002

 (a)(5) Amendment and Restatement of Establishment and Designation of Series of Shares dated November 4, 2002

 (a)(6) Amendment and Restatement of Establishment and Designation of Series of Shares dated February 10, 2003

 (d)(8) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Dividend Income Fund dated February 10, 2003

 (e)(4)(b) Schedule A to Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc.

 (h)(2)(b)  Schedule A to the Administrative Services Agreement

 (i)        Opinion of Internal Counsel dated February 26, 2003

 (m)(2)(b)  Schedule A to Class A Service Plan

 (m)(3)(b)  Schedule A to Class B Distribution Plan

 (m)(4)(b)  Schedule A to Class C Distribution Plan

 (o)(2)     Schedule A to Amended and Restated Multiple Class Plan